Short-term and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of short-term and long-term borrowings

The following table summarizes the Group’s outstanding short-term and long-term borrowings as of December 31, 2024 and 2025, respectively:

	December 31, 2024	December 31, 2025
	RMB	RMB
Short-term bank borrowing	30,000	80,500
Long-term bank borrowing	-	9,800
Bank borrowings	30,000	90,300

Schedule of Bank Borrowings

	Principal		Interest rate	December 31,
	Maturity date	Amount	Per annum	2024	2025
Industrial Bank (i)	May 30, 2025	5,000	3.10%	5,000	-
Bank of Beijing (ii)	June 6, 2025	10,000	3.35%	10,000	-
Bank of Beijing (ii)	December 26, 2025	10,000	2.80%	10,000	-
China Minsheng Bank (iii)	December 11, 2025	5,000	2.80%	5,000	-
China Minsheng Bank (iii)	January 14, 2026	9,900	2.80%	-	9,900
China Minsheng Bank (iii)	November 3,2026	9,900	2.50%	-	9,900
Bank of Beijing (iv)	June 5, 2026	10,000	2.80%	-	10,000
Bank of Beijing (iv)	June 19, 2026	10,000	2.80%	-	10,000
Industrial Bank (v)	May 29, 2026	5,000	2.80%	-	5,000
Industrial and Commercial Bank of China (vi)	June 26, 2026	5,000	2.35%	-	5,000
Industrial and Commercial Bank of China (vi)	June 26, 2026	5,000	2.35%	-	5,000
Industrial and Commercial Bank of China (vii)	June 26, 2026	5,000	2.35%	-	5,000
Bank of China (viii)	June 30, 2026	10,000	2.15%	-	10,000
Bank of Shanghai (ix)	September 8, 2026	5,000	2.40%	-	5,000
Bank of Shanghai (x)	August 28, 2026	5,000	2.40%	-	5,000
China CITIC Bank (xi)	December 30, 2026	700	2.80%	-	700
Bank of Beijing (xii)	May 8, 2027	4,800	2.60%	-	4,800
Bank of Beijing (xii)	May 8, 2027	5,000	2.60%		5,000
Total Bank borrowings				30,000	90,300

(i)	On May 22, 2024, the Group entered into an RMB10.0 million credit facility with the Industrial Bank Co., Ltd. (“Industrial Bank”) that expired on May 21, 2025 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 31, 2024. The loans of RMB 5.0 million has been repaid on May 30, 2025.

10. Short-term and long-term borrowings (Continued)

(ii)	On June 20, 2024, Baodafang entered into an RMB50.0 million (updated to RMB20.0 million on December 25, 2024) credit facility with the Bank of Beijing that will expire on June 19, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, on June 20, 2024, Baodafang entered into a supply chain financing agreement with the Bank of Beijing, whereby the Bank of Beijing would settle Baodafang’s accounts payable by providing RMB10.0 million to Baodafang’s supplier, Beijing Cheche, after Beijing Cheche factored its corresponding accounts receivable due from Baodafang to the Bank of Beijing through a non-recourse factoring agreement. The interest and the principal has been repaid upon maturity on June 6, 2025. In addition, under this credit facility, the Group drew down RMB10.0 million on December 27, 2024. The loans of RMB10.0 million were repaid on June 17, 2025. There are no financial covenants for the credit facility.

(iii)	On November 6, 2024, the Group entered into an RMB30.0 million credit facility with the China Minsheng Bank that expired on November 5, 2025 to support its operations, which was jointly guaranteed by Cheche Insurance and Baodafang. Under this credit facility, the Group drew down RMB5.0 million on December 11, 2024.The loans of RMB 5.0 million has been repaid on October 31, 2025. In addition, under this credit facility, the Group drew down RMB9.9 million on January 14, 2025 and RMB9.9 million on November 3, 2025,respectiely. There are no financial covenants for the credit facility.

(iv)	On June 20, 2024, Baodafang entered into an RMB50.0 million (updated to RMB20.0 million on December 25, 2024) credit facility with the Bank of Beijing that will expire on June 19, 2026 to support its operations, which was guaranteed by Beijing Cheche. On June 10, 2025, Beijing Cheche entered into non-recourse factoring agreement with the Bank of Beijing, whereby the Bank of Beijing would settle Baodafang’s accounts payable by providing RMB10.0 million to Baodafang’s supplier, Beijing Cheche. The interest was prepaid and the principal will be due upon maturity on June 5, 2026. In addition, under this credit facility, the Group drew down RMB10.0 million on June 19, 2025. There are no financial covenants for the credit facility.

(v)	On May 30, 2025, the Group entered into a loan contract of RMB5.0 million with the Industrial Bank Co., Ltd. (“Industrial Bank”) that will expire on May 29, 2026 to support its operations, which was guaranteed by Cheche Insurance. There are no financial covenants for the loan.

(vi)	On October 14, 2025, the Group entered into a loan contract of RMB10.0 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was guaranteed by Baodafang and Cheche Insurance. There are no financial covenants for the credit facility.

(vii)	On June 27, 2025, the Group entered into a loan contract of RMB5.0 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was guaranteed by Beijing Cheche and Cheche Insurance. There are no financial covenants for the credit facility.

(viii)	On June 30, 2025, the Group entered into an RMB10.0 million credit facility with the Bank of China that will expire on June 28, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB10.0 million on June 30, 2025. There are no financial covenants for the credit facility.

(ix)	On December 8, 2025, the Group entered into an RMB5.0 million credit facility with the Bank of Shanghai that will expire on August 24, 2026 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on December 8, 2025. There are no financial covenants for the credit facility.

(x)	On November 28, 2025, the Group entered into an RMB5.0 million credit facility with the Bank of Shanghai that will expire on August 26, 2026 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, The Group drew down RMB5.0 million on November 28, 2025. There are no financial covenants for the credit facility.

(xi)	On December 29, 2025, the Group entered into an RMB10.0 million credit facility with the China CITIC Bank that will expire on December 20, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, The Group drew down RMB0.7 million on December 31, 2025. There are no financial covenants for the credit facility.

(xii)	On May 8, 2025, the Group entered into an RMB20.0 million credit facility with the Bank of Beijing that will expire on May 8, 2027 to support its operations, which was guaranteed by the deposit pledge of USD 3.0 million. Under this credit facility, the Group drew down RMB5.0 million on June 3, 2025, of which RMB0.2 million in principal was repaid on December 3, 2025. In addition, the Group drew down another RMB5.0 million on October 22, 2025. There are no financial covenants for the credit facility.